FINANCIAL EXPENSE (Tables)	12 Months Ended
Dec. 31, 2015
FINANCIAL EXPENSE [Abstract]
Schedule of Financial Expense
	Year ended December 31,
	2013	2014	2015

Interest expenses	$29	$35	$107
Fair value adjustments for deferred revenues	-	55	109
Exchange rate loss	86	169	828
Bank charges	171	93	101

	$286	$352	$1,145